Revenue	12 Months Ended
Jun. 30, 2025
Revenue [Abstract]
REVENUE

15. REVENUE

	For the year ended
	June 30, 2025	June 30, 2024	June 30, 2023
	RM	RM	RM

Revenue from contracts with customers
Project management fees – related companies	-	25,000,000	29,105,000
Project management fees – third parties	-	470,000	4,380,000
Sale of goods – related parties	-	-	77,304,000
Sale of goods – third parties	197,320,000	32,716,647	131,343,250
	197,320,000	58,186,647	242,132,250

Timing of revenue recognition
Transferred at a point in time	197,320,000	58,186,647	242,132,250

(a)	Project management

Revenue from project management fees are recognized at a point in time when control of the goods is passed to the customer, which is point in time when the significant risks and rewards are transferred to the customer and the transaction has met the probability of inflows and measurement reliability requirements of IFRS 15.

(b)	Sale of goods

The Group is engaged in supply and install customised IoT software or hardware. The majority of the sale of goods contracts are supply and install customised a set of IoT Smart Agriculture solution and customised source codes and reseller of mobile gadget and the relevant accessories.

Revenue from sale of goods is recognized at a point in time when the Group satisfies a performance obligation by transferring a promised good (i.e. an asset) to a customer. An asset is transferred as and when a customer obtains control of that asset which coincides with the delivery of goods and acceptance by the customer.

There is no material right of return and warranty provided to the customers on the sale of goods and there is no significant financing component in the revenue arising from sale of goods as the sales are made on the normal credit terms not exceeding twelve months.